Annual Total Returns (Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares Institutional) (Vanguard Tax-Managed Capital Appreciation Fund, Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares)
12 Months Ended
Dec. 31, 2014
Vanguard Tax-Managed Capital Appreciation Fund | Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares
Annual Total Return
2014	12.56%
2013	33.73%
2012	16.41%
2011	1.39%
2010	16.08%
2009	29.21%
2008	(37.57%)
2007	6.13%
2006	14.49%
2005	7.61%